SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Adjustments Resulting from the Foreign Currency Translations

Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income in stockholders’ equity.

	June 30, 2019	June 30, 2018
Balance sheet items, except for equity accounts	6.8680	6.6191

	For the years ended June 30
	2019	2018
Items in the statements of income and comprehensive income, and statements of cash flows	6.8221	6.5052